Summary of significant accounting policies (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Year Day Subsidiary	Dec. 31, 2009	Dec. 31, 2008
Other Intangible Assets [Line Items]
Weighted-average amortization period of intangible assets subject to amortization	15
Finite-Lived Intangible Assets, Accumulated Amortization	$ (383.6)	$ (234.5)
Amortization expense of other intangible assets	159.8	114.6	35.6
Period of contract with WellPoint, years	10
Amortization for customer contracts related to the PBM agreement and included as an offset to revenue	114.0	9.5
Amortization expense for the continuing operations for deferred financing fees	5.1	4.0	2.4
P B M Agreement With Well Point [Member]
Other Intangible Assets [Line Items]
Estimated useful life of intangible assets (in years)	15
Customer Relationships [Member]
Other Intangible Assets [Line Items]
Major intangible class, minimum	5
Major intangible class, maximum	20
Other Intangible Assets [Member]
Other Intangible Assets [Line Items]
Major intangible class, minimum	3
Major intangible class, maximum	10
Finite-Lived Intangible Assets, Accumulated Amortization	(351.4)	(208.7)
Selling General and Administrative [Member]
Other Intangible Assets [Line Items]
Amortization expense of other intangible assets	$ 40.7	$ 34.7	$ 33.2